INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
These intangible assets primarily represent the trademark assets related to U.K. and Ireland Short Stay.

The trademark assets of U.K. and Ireland Short Stay had a carrying amount of $969 million as of December 31, 2025 (December 31, 2024 - $893 million). They have been determined to have an indefinite useful life as the partnership has the legal right to operate these trademarks exclusively in certain territories and in perpetuity. The business model of U.K. and Ireland Short Stay is not subject to technological obsolescence or commercial innovations in any material way. Refer to Note 9, Goodwill for detail on the impairment analysis.

The trademark assets and management contracts of European Hostels had a carrying amount of $84 million as of December 31, 2025 (December 31, 2024 - nil). The trademark assets have been determined to have an indefinite useful life as the partnership has the legal right to operate these trademarks exclusively in certain territories in perpetuity. The management contracts have been determined to have a useful life of 11 to 16 years.

Intangible assets by class	Useful life (in years)
Trademarks	5 to Indefinite
Management contracts	11 to 16
Other	4 to 7

Intangible assets with finite useful lives are amortized over their respective useful lives as listed above. Amortization is recorded as part of depreciation and amortization included in Direct Hospitality Expense. Refer to Note 25, Direct Hospitality Expense.

The following table presents the components of the partnership’s intangible assets as of December 31, 2025 and December 31, 2024:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Cost	$1,128	$958
Accumulated amortization	(68)	(59)
Balance, end of year	$1,060	$899
The following table presents a roll forward of the partnership’s intangible assets December 31, 2025 and December 31, 2024:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Balance, beginning of year	$899	$1,054
Acquisitions	16	16
Acquisition through business combinations(1)	83	—
Disposals	—	(1)
Amortization	(11)	(23)
Foreign currency translation and other	73	(15)
Reclassification of BSREP IV investments to assets held for sale(2)	—	(132)
Balance, end of year	$1,060	$899
(1)In the third quarter of 2025, the partnership acquired a European Hostels portfolio. See Note 3, Business Combinations, for more information.
(2)See Note 32, Related Parties for further information on the Reclassification of BSREP IV investments to assets held for sale.